BUSINESS COMBINATION, Acquisition of FreeChain Inc. (Details)			4 Months Ended		12 Months Ended
		Sep. 13, 2024 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 $ / shares	Apr. 13, 2023 shares
Share-based compensation arrangement by share based payment award fair value assumptions [Abstract]
Dividend yield					0.00%	0.00%	0.00%
Maximum [Member]
Share-based compensation arrangement by share based payment award fair value assumptions [Abstract]
Share price (in dollars per share) | $ / shares					$ 2.8	$ 2.8	$ 2.8
Expected volatility					119.00%	124.00%	128.00%
Risk-free interest rate					4.48%	4.59%	3.886%
Class A Ordinary Shares [Member]
Business Combination [Abstract]
Number of shares issued (in shares) | shares			6,130,708	6,130,708	6,130,708	5,436,385		4,384,796,703
Number of outstanding ordinary (in shares) | shares			8,088,970	8,088,970	8,088,970	5,554,302
FreeChain Acquisition [Member]
Business Combination [Abstract]
Percentage of voting equity interests acquired		100.00%
Number of outstanding ordinary (in shares) | shares		255,400
Share price (in dollars per share) | $ / shares		$ 5.6154
Period within which shares issued post closing adjustment after the acquisition date		60 days
Fair value of share price at acquisition (in dollars per share) | $ / shares		$ 5.6154
Change in fair value of hold back shares included in other net gains / (losses)			$ 3,200,000
Fair value of replacement awards		$ 5,700,000
Post acquisition service compensation		3,600,000
Acquisition-related costs		302,000
Intangible assets acquired through business combinations at fair value		$ 63,600,000
Useful lives of intangible assets		3 years
Revenue of acquirer				$ 0	$ 0
Net loss				$ (227,000,000)	$ (671,000,000)
Purchase consideration [abstract]
Total purchase consideration		$ 73,804,000
Share-based compensation arrangement by share based payment award fair value assumptions [Abstract]
Share price (in dollars per share) | $ / shares		$ 6.89
Dividend yield		0.00%
Expected volatility		114.00%
Risk-free interest rate		3.66%
Fair value of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents		$ 226,000
Prepayments and other assets		50,000
Property, plant and equipment		55,000
Identified intangible assets: technologies		63,633,000
Trade payables		(708,000)
Deferred tax liabilities		(10,819,000)
Net identifiable assets acquired		52,437,000
Goodwill		21,367,000
Total fair value of assets acquired and liabilities assumed		$ 73,804,000
FreeChain Acquisition [Member] | Class A Ordinary Shares [Member]
Business Combination [Abstract]
Number of shares issued (in shares) | shares		18,786,600
Number of outstanding ordinary (in shares) | shares		12,514,600
Purchase consideration [abstract]
Equity interests of acquirer	[1]	$ 70,274,000
FreeChain Acquisition [Member] | Class A Ordinary Shares [Member] | Maximum [Member]
Business Combination [Abstract]
Number of outstanding ordinary (in shares) | shares		383,400
FreeChain Acquisition [Member] | Holdback shares [Member]
Purchase consideration [abstract]
Equity interests of acquirer	[2]	$ 1,434,000
FreeChain Acquisition [Member] | Class A ordinary share awards [Member]
Purchase consideration [abstract]
Equity interests of acquirer	[3]	$ 2,096,000

[1]	The Group issued 18,786,600 Class A ordinary shares as part of the acquisition proceeds, of which 12,514,600 Class A ordinary shares were included as part of the purchase consideration. The shares included as part of the purchase consideration had a price of US$5.6154 per share, representing the fair value determined based on the number of shares transferred and the closing price on September 13, 2024 and adjusted for a discount reflecting the lock-up period associated with the share issuance. The remaining portion of the shares were accounted for as remuneration cost under IFRS 2, as the recipients of those shares are subject to continued employment after the acquisition, see Note 21. All shares were transferred upon the completion of the acquisition.
[2]	Holdback shares refer to the Group’s Class A ordinary shares that may be issued depending on the post-closing adjustment amount, as defined in the share purchase agreement, to be determined within 60 days after September 13, 2024. Of the total 383,400 Class A ordinary shares issuable as the holdback shares, 255,400 shares were included as part of the purchase consideration. The shares included as part of the purchase consideration had a price of US$5.6154 per share, representing the fair value determined based on the number of shares reserved and the closing price on September 13, 2024 and adjusted for a discount reflecting the lock-up period associated with the reserved shares. The subsequent change in fair value of these shares between September 13, 2024 and the date of issuance in the amount of US$3.2 million was included in other net gains / (losses). The remaining portion of the holdback shares were accounted for as remuneration cost under IFRS 2, as the recipients of those shares are subject to continued employment after the acquisition, see Note 21. The holdback shares were issued to the shareholders in December 2024.
[3]	The Group exchanged equity-settled share-based payment awards held by the shareholders and employees issued by FreeChain (the “acquiree’s awards”) for equity-settled share-based payment awards issued by the Group under the 2023 Plan (the “replacement awards”). The fair value of the replacement awards was US$5.7 million. The purchase consideration includes US$2.1 million of the fair value of replacement awards, representing the replacement rewards transferred to the shareholders and employees of FreeChain when the acquiree’s awards were substituted by the replacement awards, which relates to pre-acquisition service compensation. The remaining replacement rewards with a fair value of US$3.6 million will be recognized as post-acquisition service compensation. See Note 21.